Notes on the Consolidated Balance Sheets - Property, plant and equipment (Details) € in Thousands		6 Months Ended
	Jan. 01, 2019 EUR (€) contract	Jun. 30, 2019 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Balance, January 1,	€ 2,015	€ 2,015
Balance, June 30,	€ 3,278	2,804
Number of operating lease contracts | contract	2
Purchase costs
Reconciliation of changes in property, plant and equipment [abstract]
Acquired		0
Additions		52
Disposals		3
Reclassification		0
Currency translation		2
Balance, June 30,	€ 4,423	4,474
Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Additions		(527)
Impairment		0
Disposals		(2)
Reclassification		0
Balance, June 30,	(1,145)	(1,670)
Leasehold improvement
Reconciliation of changes in property, plant and equipment [abstract]
Balance, June 30,	127	98
Leasehold improvement | Purchase costs
Reconciliation of changes in property, plant and equipment [abstract]
Acquired		0
Additions		0
Disposals		0
Reclassification		0
Currency translation		0
Balance, June 30,	304	304
Leasehold improvement | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Additions		(29)
Impairment		0
Disposals		0
Reclassification		0
Balance, June 30,	(177)	(206)
Other and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, June 30,	1,884	1,675
Other and office equipment | Purchase costs
Reconciliation of changes in property, plant and equipment [abstract]
Acquired		0
Additions		52
Disposals		3
Reclassification		4
Currency translation		2
Balance, June 30,	2,852	2,907
Other and office equipment | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Additions		(266)
Impairment		0
Disposals		(2)
Reclassification		0
Balance, June 30,	(968)	(1,232)
Property, plant and equipment under construction
Reconciliation of changes in property, plant and equipment [abstract]
Balance, June 30,	4	0
Property, plant and equipment under construction | Purchase costs
Reconciliation of changes in property, plant and equipment [abstract]
Acquired		0
Additions		0
Disposals		0
Reclassification		(4)
Currency translation		0
Balance, June 30,	4	0
Property, plant and equipment under construction | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0
Impairment		0
Disposals		0
Reclassification		0
Balance, June 30,	0	0
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, June 30,	1,263	1,031
Right-of-use assets | Purchase costs
Reconciliation of changes in property, plant and equipment [abstract]
Acquired		0
Additions		0
Disposals		0
Reclassification		0
Currency translation		0
Balance, June 30,	1,263	1,263
Right-of-use assets | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Additions		(232)
Impairment		0
Disposals		0
Reclassification		0
Balance, June 30,	€ 0	€ (232)